Income Taxes - Schedule of Tax Expense Recognized in Other Comprehensive Income or Directly in Equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Expense Recognized in Other Comprehensive Income or Directly in Equity [Abstract]
Financing costs - recognized in statement of equity	$ (526)	$ (459)
Revaluation of the secured note liabilities – recognized in OCI	9,455	(22,780)
Total	$ 8,929	$ (23,239)